CONSOLIDATED STATEMENTS OF SHAREHOLDERS' (DEFICIT) EQUITY (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Common Class A	Capital in Excess of Par Value	Accumulated Other Comprehensive Losses	Retained Earnings	Treasury Stock
Beginning balance at Jan. 03, 2010		$ 6,819		$ 85,979	$ (4,313)	$ 20,088	$ (50,133)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan		10		177
Share-based compensation expense				1,891
Issuance of vested shares		14		(14)
Cumulative translation adjustment	(28)				(28)
Change in net actuarial losses	(2,899)				(2,605)
Change in net prior service credit	1,486				(929)
Treasury stock acquired							(34)
Net (loss) income	7,798					7,798
Dividends declared				(1,468)		(4,393)
Other						0
Ending balance at Jan. 02, 2011	59,804	6,843	945	86,565	(7,875)	23,493	(50,167)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan		11		152
Share-based compensation expense				1,905
Issuance of vested shares		35		(35)
Cumulative translation adjustment	(204)				(204)
Change in net actuarial losses	(18,181)				(15,696)
Change in net prior service credit	3,059				(13,638)
Treasury stock acquired							(58)
Net (loss) income	(125,433)					(125,433)
Dividends declared				0		(5,896)
Other						0
Ending balance at Jan. 01, 2012	(99,053)	6,889	945	88,587	(37,413)	(107,836)	(50,225)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Dividend reinvestment plan		0		6
Share-based compensation expense				2,706
Issuance of vested shares		33		(33)
Cumulative translation adjustment	138				138
Change in net actuarial losses	(2,179)				(2,179)
Change in net prior service credit	0				0
Treasury stock acquired							(11)
Net (loss) income	(28,476)					(28,476)
Dividends declared				0		0
Other						9
Ending balance at Dec. 30, 2012	$ (126,860)	$ 6,922	$ 945	$ 91,266	$ (39,454)	$ (136,303)	$ (50,236)